Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
Total	$ 212,780,000	$ 104,320,000	$ 94,050,000	$ 59,060,000	$ 6,087,000	$ 476,297,000
Gramalote
Total	150,000				2,607,000	2,757,000
Masbate
Total	28,080,000	14,770,000	140,000		2,930,000	45,920,000
Fekola
Total	118,660,000	75,690,000	82,350,000	$ 59,060,000	$ 550,000	336,310,000
Fekola Regional
Total	170,000		9,210,000			9,380,000
Otjikoto
Total	$ 65,720,000	$ 13,860,000	260,000			79,840,000
Back River
Total			$ 2,090,000			$ 2,090,000